Taxation - Summary of Aggregate Amount and Per Share Effect of Tax Holiday (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Aggregate dollar effect	$ 2,784	$ 4,638	$ 2,073
Per share effect-basic	$ 0.01	$ 0.08	$ 0.03
Per share effect-diluted	$ 0.01	$ 0.06	$ 0.03